Expense Example - Transamerica BlackRock iShares Edge 40 VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	40	136	241	550	65	216	379	854